Note 14 - Shareholders' Equity (Detail) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended			10 Months Ended	61 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2009 Capital Purchase Program [Member]	Jul. 31, 2012 Repurchase [Member]	Dec. 31, 2012 Repurchase of Equity [Member]	Dec. 31, 2014 Preferred Class A [Member]	Feb. 15, 2014 Preferred Class A [Member]	Jan. 30, 2009 Preferred Class A [Member]	Jun. 28, 2012 Dutch Auction [Member]	Dec. 31, 2012 Dutch Auction [Member]
Preferred Stock, Shares Issued		17,000	33,000						33,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)									$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		578,947		578,947
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		8.55		8.55
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)				$ 33,000,000
Temporary Equity, Aggregate Amount of Redemption Requirement (in Dollars)									32,700,000
Warrants and Rights Outstanding (in Dollars)	578,947			300,000	1,946,670
Fair Value Assumptions, Expected Term				5 years
Stock Repurchased and Retired During Period, Shares (in Shares)	16,000,000,000									16,000
Shares, Outstanding										33,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)		$ 0.225								$ 941.01
Stock Repurchased During Period, Value (in Dollars)		$ (1,947,000)								$ 15,100,000
Preferred Stock, Shares Outstanding (in Shares)	33,000	17,000	33,000			17,000					17,000
Preferred Stock, Dividend Rate, Percentage							9.00%	5.00%